DEFERRED INVESTMENT FUNDS	9 Months Ended
Jul. 31, 2012
Deferred Investment Funds [Abstract]
Deferred Investment Funds [Text Block]

6. DEFERRED INVESTMENT FUNDS

During the nine months ended July 31, 2012, the Company received funds in the aggregate amount of $290,000 from four accredited investors, including $50,000 from our chief executive officer, Thomas A. Moore. During the nine months ended July 31, 2012, $240,000 of these funds were invested into the Rodman May 2012 Convertible Debt Financing (See Footnote #7). At July 31, 2012, the Company recorded a current liability for Mr. Moore’s funds of $50,000 that had not yet been invested in the next financing.